19. Property, Plant and Equipment (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint operations [line items]
Joint operations	R$ 1,353,009	R$ 1,132,712
In service
Disclosure of joint operations [line items]
Joint operations	R$ 712,831	742,292
In service | HPP Mauá (Consórcio Energético Cruzeiro do Sul)
Disclosure of joint operations [line items]
Share	51.00%
Joint operations	R$ 859,917	859,917
In service | Accumulated depreciation
Disclosure of joint operations [line items]
Annual average depreciation rate	3.43%
Joint operations	R$ (147,085)	(117,625)
In progress
Disclosure of joint operations [line items]
Joint operations	R$ 640,178	390,420
In progress | HPP Baixo Iguaçu
Disclosure of joint operations [line items]
Share	30.00%
Joint operations	R$ 640,178	R$ 390,420